Segment Reporting - Schedule of Total Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 416,459	$ 162,838
Operating segments | Healthcare
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	81,001	76,166
Operating segments | Office
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	38,302	35,788
Operating segments | Industrial
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	60,419	31,143
Operating segments | Self-storage
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	59,235	0
Operating segments | Multifamily
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	86,863	13,118
Operating segments | Student housing
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	79,060	0
Corporate, non-segment
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 11,579	$ 6,623